Consolidated Statement of Cash Flows ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Cash flows from operating activities
Profit / (loss) before tax		₨ 8,142	$ 98	₨ (2,470)	₨ (12,233)
Adjustments to reconcile profit/ (loss) before tax to net cash flows:
Finance costs		46,762	561	50,098	41,088
Depreciation and amortisation		17,583	211	15,901	13,764
Change in fair value of warrants		(551)	(7)	(1,356)	690
Gain on disposal of subsidiaries (net)		(3,659)	(44)		(214)
Share based payments		1,653	20	1,966	2,410
Listing and related expenses					7,617
Interest income		(5,121)	(61)	(2,771)	(2,013)
Others		2,256	27	516	(312)
Working capital adjustments:
Decrease / (increase) in trade receivables and contract assets		3,867	46	6,899	(9,732)
Increase in inventories		(755)	(9)	(1,040)	(59)
(Increase) / decrease in other assets		(1,445)	(17)	(1,491)	990
Increase in trade payables and other liabilities		3,493	42	1,404	3,481
Cash generated from operations		72,225	867	67,656	45,477
Income tax paid (net)		(3,294)	(40)	(2,084)	(3,087)
Net cash generated from operating activities (a)		68,931	827	65,572	42,390
Cash flows from investing activities
Purchase of property, plant and equipment, intangible assets and right of use assets		(153,839)	(1,846)	(86,364)	(89,830)
Sale of property, plant and equipment		1	0	56	134
Investment in deposits having residual maturity more than 3 months and mutual funds		(443,704)	(5,324)	(254,577)	(309,114)
Redemption of deposits having residual maturity more than 3 months and mutual funds		426,706	5,120	267,335	284,344
Deferred consideration received		1,120	13	19
Disposal of subsidiaries, net of cash disposed (refer Note 35)		5,741	69		4,765
Acquisition of subsidiaries, net of cash acquired				(90)	(15,929)
Purchase consideration paid		(1,638)	(20)	(30)
Government grant received					74
Interest received		3,606	43	2,092	1,759
Loans given		(228)	(3)	(55)	(950)
Investment in optionally convertible debentures		(112)	(1)
Investment in energy funds		(178)	(2)	(449)
Investment in jointly controlled entities (refer Note 50(a))		(10)	0	(2,915)
Net cash used in investing activities (b)		(162,535)	(1,950)	(74,978)	(124,747)
Cash flows from financing activities
Capital transaction involving issue of shares (net of transaction cost)					67,978
Shares issued during the year		17	0	14	21
Distribution / cash paid to RPL's equity holders (refer Note 51(a))					(19,609)
Shares bought back, held as treasury stock (refer Note 16)		(4,819)	(58)	(13,276)	(1,315)
Acquisition of interest by non-controlling interest in subsidiaries					1,450
Payment for acquisition of interest from non-controlling interest		(237)	(3)	(37)	(737)
Payment of lease liabilities (including payment of interest expense) (refer Note 37)		(588)	(7)	(534)	(295)
Payment made for repurchase of vested stock options					(610)
Proceeds from shares and debentures issued by subsidiaries	[1]	7,608	91	17,758
Put options exercised during the year (refer Note 41)		(1,000)	(12)	(980)
Proceeds from interest-bearing loans and borrowings		413,976	4,967	246,572	290,949
Repayment of interest-bearing loans and borrowings		(280,350)	(3,364)	(187,661)	(213,241)
Interest paid (including settlement gain / loss on derivative instruments)	[2]	(52,190)	(626)	(42,743)	(34,553)
Net cash generated from financing activities (c)		82,417	989	19,113	90,038
Net decrease in cash and cash equivalents (a) + (b) + (c)		(11,187)	(134)	9,707	7,681
Cash and cash equivalents at the beginning of the year		38,182	458	28,379	20,679
Effects of exchange rate changes on cash and cash equivalents		26	0	96	19
Cash and cash equivalents at the end of the year		27,021	$ 324	38,182	28,379
Components of cash and cash equivalents
Cash and cheque on hand		0		1	0
Balances with banks:
- On current accounts		11,466		14,500	27,359
- Deposits with original maturity of less than 3 months		15,555		23,681	1,020
Total cash and cash equivalents (refer Note 15)		₨ 27,021		₨ 38,182	₨ 28,379

[1]	includes INR 4,478 (March 31, 2023: INR 15,331) that represents proceeds from debentures issued by subsdiaries during the year ended March 31, 2024.
[2]	includes INR 9,853 (March 31, 2023: INR 4,437) that has been capitalised.